Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information
Segment Information

NOTE 17—Segment Information

        The Company's reportable segments are strategic business units arranged geographically which have separate management teams. The business units have been aggregated into three reportable segments following the Western Coal acquisition described in Note 1. These reportable segments are U.S. Operations, Canadian and U.K. Operations, and Other. Both the U.S. Operations and Canadian and U.K. Operations reportable segments primary business is that of mining and exporting metallurgical coal for the steel industry. The U.S. Operations segment includes Walter Energy's historical operating segments of Underground Mining, Surface Mining and Walter Coke as well as the results of the West Virginia mining operations acquired through the acquisition of Western Coal. The Canadian and U.K. segment includes the results of the mining operations located in Northeast British Columbia (Canada) and South Wales (United Kingdom). The Other segment primarily includes corporate expenses. Previously reported segment amounts have been restated to conform to the current period presentation.

        The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company evaluates performance primarily based on operating income of the respective business segments.

        Summarized financial information concerning the Company's reportable segments is shown in the following tables (in thousands):

	For the years ended December 31,
	2011	2010	2009
Revenues:
U.S. Operations	$1,871,182	$1,584,734	$964,358
Canadian and U.K. Operations	698,054	—	—
Other	2,122	2,996	2,469

Total Revenues(a)	$2,571,358	$1,587,730	$966,827

Segment operating income (loss):(b)
U.S. Operations	$561,370	$634,442	$231,256
Canadian and U.K. Operations	86,538	—	—
Other	(74,477)	(40,380)	(29,086)

Operating income	573,431	594,062	202,170
Less interest expense, net	(96,214)	(16,466)	(18,176)
Other income, net	17,606	—	—

Income from continuing operations before income tax expense	494,823	577,596	183,994
Income tax expense	(131,225)	(188,171)	(42,144)

Income from continuing operations	$363,598	$389,425	$141,850

	For the years ended December 31
	2011	2010	2009
Depreciation and depletion:
U.S. Operations	$155,702	$98,170	$72,533
Canadian and U.K. Operations	74,203	—	—
Other	776	532	406

Total	$230,681	$98,702	$72,939

Capital expenditures:
U.S. Operations	$149,996	$152,299	$95,672
Canadian and U.K. Operations	264,476	—	—
Other	94	5,177	626

Total	$414,566	$157,476	$96,298

	As of December 31,
	2011	2010	2009
Identifiable assets by segment:
U.S. Operations	$1,118,451	$1,021,534	$800,238
Canadian and U.K. Operations	5,021,521	—	—
Other	716,536	630,319	443,920
Assets of discontinued operations	—	5,912	15,198

Total	$6,856,508	$1,657,765	$1,259,356

Long-lived assets by country:
U.S.	$1,096,763	$790,001	$522,931
Canada	3,195,377	—	—
U.K.	395,451	—	—

Total	$4,687,591	$790,001	$522,931

(a)
Export sales were $2.0 billion, $1.2 billion and $728.4 million for the years ended December 31, 2011, 2010 and 2009, respectively. Export sales to customers in foreign countries in excess of 10% of consolidated revenues for the years ended December 31, 2011, 2010 and 2009 were as follows:

	Percent of Consolidated Revenues For the years ended December 31,
Country	2011	2010	2009
Brazil	10.5%	24.9%	20.2%
U.K.	6.2%	10.3%	12.6%
Germany	9.8%	13.7%	14.0%
(b)
Segment operating income (loss) amounts include expenses for postretirement benefits. A breakdown by segment of postretirement benefits (income) expense is as follows (in thousands):

	For the years ended December 31,
	2011	2010	2009
U.S. Operations	$41,745	$43,228	$31,902
Canadian and U.K. Operations	—	—	—
Other	(1,360)	(1,750)	(1,069)

	$40,385	$41,478	$30,833